Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure Of Borrowings

	Effective interest rate (2022/2021)			December 31, 2022	December 31, 2021
		Currency	Maturity (2022/2021)	Amount incl. accrued interest	Amount incl. accrued interest

Convertible bonds	5.1%/5.1%	USD	2023*/2026	53,597	49,403
Credit facility	13.6%	RUB	2026	37,407	—
Bank loans	10.0%	RUB	2022	—	9,954
Equipment financing	10.5%/9.4%	RUB	2023-2030/2022-2030	3,111	2,759
Total				94,115	62,116

out of which:
Current				55,215	11,539
Non-current				38,900	50,577
* The change in maturity of bonds in 2022 reflects the redemption rights of bondholders as a result of the Delisting Event as discussed below.